Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
IAC Inc. Retirement Savings Plan
Supplemental Schedule
EIN: 84-3727412 Plan Number: 001
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost **	(e) Current Value
	Vanguard Institutional Index Fund Institutional Plus Shares	Registered Investment Company		$214,611,175
	T. Rowe Price Retirement 2050 Active B	Common Collective Trust Fund		179,470,163
	T. Rowe Price Retirement 2045 Active B	Common Collective Trust Fund		172,875,683
	T. Rowe Price Retirement 2055 Active B	Common Collective Trust Fund		171,426,584
	T. Rowe Price Retirement 2040 Active B	Common Collective Trust Fund		170,521,681
	T. Rowe Price Retirement 2035 Active B	Common Collective Trust Fund		137,513,938
	T. Rowe Price Retirement 2030 Active B	Common Collective Trust Fund		107,074,077
	T. Rowe Price Retirement 2060 Active B	Common Collective Trust Fund		79,972,539
	T. Rowe Price Large Cap Growth I	Registered Investment Company		72,360,189
	Vanguard Extended Market Index Institutional Fund	Registered Investment Company		53,933,643
	T. Rowe Price Retirement 2025 Active B	Common Collective Trust Fund		49,596,730
	Vanguard Total International Stock Index Fund Institutional Shares	Registered Investment Company		44,650,243
	Fidelity Small Cap Growth K6	Registered Investment Company		40,418,793
	JP Morgan Equity Income R6	Registered Investment Company		37,823,198
	Personal Choice Retirement Account	Self-directed brokerage account		35,530,620
	Reliance Trust Company Stable Value Fund	Common Collective Trust Fund		31,096,802
	Vanguard Total Bond Market Index Fund Institutional Shares	Registered Investment Company		27,006,344
	T. Rowe Price Retirement 2020 Active B	Common Collective Trust Fund		22,831,022
	MFS International Nal Growth R6	Registered Investment Company		22,786,213
	PIMCO Total Return Fund	Registered Investment Company		15,411,857
	T. Rowe Price Retirement 2065 Active B	Common Collective Trust Fund		14,877,130
	DFA U.S. Targeted Value CL I	Registered Investment Company		8,835,300
	Loomis Sayles Investment Grade Bond Y Fund	Registered Investment Company		8,458,004
	T. Rowe Price Retirement Balanced Active B	Common Collective Trust Fund		7,803,599
	Fidelity Emerging Markets Fund Class K	Registered Investment Company		5,125,150
*	People Incorporated Common Stock Fund	Employer/Individual Stock		4,179,112
	Goldman Sachs International Eq Inc R6	Registered Investment Company		4,136,889
	T. Rowe Price International Discovery Fund	Registered Investment Company		3,832,396
	DFA Global Real Estate Securities Portfolio	Registered Investment Company		3,397,145
	PMCO Commodity Real Return Strategy Fund Institutional Class	Registered Investment Company		2,199,357
	T. Rowe Price Retirement 2015 Active B	Common Collective Trust Fund		956,170
	T. Rowe Price Retirement 2010 Active B	Common Collective Trust Fund		605,471
	T. Rowe Price Retirement 2005 Active B	Common Collective Trust Fund		498,473
	State Street Institutional U.S. Government Money Market Fund (1)	Money Market Fund		130,355
	Limited Partnership (2)	Limited Partnership		1,277
	Total Investments, at fair value			1,751,947,322
*	Notes receivable from participants	Interest rates ranging from 4.25% to 9.50%, with maturity dates through October 29, 2040		7,355,926
	Total			$1,759,303,248
____________________________________________
*    Party-in-interest to the Plan as defined by ERISA.
**    These investments are participant-directed and, therefore, cost information is not required.
(1)    The State Street Institutional U.S. Government Money Market Fund has been broken out from the People Incorporated Common Stock Fund for the purposes of this schedule. They are included together in the "Investment in People Incorporated common stock fund" balance in the fair value table in "Note 3—Fair Value Measurements."
(2)     The Limited Partnership investment has been broken out from the Personal Choice Retirement Account for purposes of this schedule. They are included together in the "Investment in self-directed brokerage account" balance in the fair value table in "Note 3—Fair Value Measurements."